ASSET ACQUISITION (Details) (USD $)	0 Months Ended
Apr. 05, 2013
ATAH - Patents Acquired
Business Acquisition [Line Items]
Purchase price of assets acquired	$ 2,460,219
Useful life (years) of assets acquired	14 years
ATAH - Cash Acquired
Business Acquisition [Line Items]
Purchase price of assets acquired	500,000
ATAH - Show Auto (Vehicles) Acquired
Business Acquisition [Line Items]
Purchase price of assets acquired	492,044
Useful life (years) of assets acquired	5 years
ATAH - Computer Equipment Acquired
Business Acquisition [Line Items]
Purchase price of assets acquired	19,682
Useful life (years) of assets acquired	3 years
ATAH - Obligation to Pay cash to Bright
Business Acquisition [Line Items]
Purchase price of assets acquired	(25,000)
ATAH - Obligation to issue shares to Bright
Business Acquisition [Line Items]
Purchase price of assets acquired	(326,945)
ATAH - Net Assets Acquired
Business Acquisition [Line Items]
Purchase price of assets acquired	$ 3,120,000